OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 941	$ 927	$ 925	$ 932
Current year additions	162	166	566	603
Claims paid	(170)	(162)	(553)	(532)
Currency translation adjustment and other	(42)	(14)	(47)	(86)
Balance at September 30	$ 891	$ 917	$ 891	$ 917